                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _________________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bedford Oak Advisors, LLC
Address: 100 South Bedford Road
         Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey P. Eisen
Title: Managing Member
Phone: (914) 242-5700

Signature, Place, and Date of Signing:


/s/ Harvey P. Eisen                   Mt. Kisco, New York     August 15, 2008
-----------------------------------   ---------------------   ------------------
[Signature]                           [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

     None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1*
Form 13F Information Table Entry Total:            19
Form 13F Information Table Value Total:       $70,675
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ---------------
1     28-05211               Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

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
                                                                                       TO BE COMPLETED BY INVESTMENT MANAGER
                                                                                    -------------------------------------------
                                TITLE             MARKET                                                      VOTING AUTHORITY
                                 OF                VALUE     SHARE /  SHARE / PUT /   INVESTMENT    OTHER   -------------------
          NAME OF ISSUER        CLASS   CUSIP      (USD)   PRN AMOUNT   PRN   CALL    DISCRETION   MANAGERS SOLE   SHARED  NONE
------------------------------- ----- --------- ---------- ---------- ------- ----- -------------- -------- ---- --------- ----
CADIZ INC CMN                    COM  127537207 14,171,000    879,100   SH          Shared-Defined     1           879,100
CONVERA CORPORATION CMN CLASS A  COM  211919105    148,000    104,000   SH          Shared-Defined     1           104,000
CONTINUCARE CORPORATION CMN      COM  212172100  1,922,000    825,000   SH          Shared-Defined     1           825,000
DREAMS, INC. CMN                 COM  261983209     34,000     25,001   SH          Shared-Defined     1            25,001
EPOCH HOLDING CORP CMN           COM  29428R103 12,511,000  1,373,294   SH          Shared-Defined     1         1,373,294
1ST CENTURY BANCSHARES, INC.
   CMN                           COM  31943X102    302,000     52,500   SH          Shared-Defined     1            52,500
GLACIER WTR SVCS INC CMN         COM  376395109 15,219,000    310,600   SH          Shared-Defined     1           310,600
GP STRATEGIES CORP CMN           COM  36225V104  3,517,390    350,000   SH          Shared-Defined     1           354,837
NYFIX INC CMN                    COM  670712108  5,545,250  1,408,924   SH          Shared-Defined     1         1,408,924
NATIONAL HOLDINGS CORP CMN       COM  636375107  1,985,000  1,134,000   SH          Shared-Defined     1         1,134,000
NATIONAL PATENT DEV CORP NEW
   CMN                           COM  637132101  7,249,895  3,295,400   SH          Shared-Defined     1         3,302,266
PENN TREATY AMERICAN
   CORPORATI*ON CMN              COM  707874400  3,950,000    819,400   SH          Shared-Defined     1           819,400
PET DRX CORPORATION CMN          COM  715813101      3,000        700   SH          Shared-Defined     1               700
WTS/PET DRX CORPORATION 6.0000
   EXP03/17/2010                 WTS  715813119    157,000    402,500   SH    CALL  Shared-Defined     1           402,500
REWARDS NETWORK INC CMN          COM  761557107  3,117,599    758,540   SH          Shared-Defined     1           758,540
SOLUTIA INC. CMN                 COM  834376501     89,000      6,919   SH          Shared-Defined     1             6,919
UNITED ENERGY CORP/NEVADA CMN    COM  910900208     62,000    200,000   SH          Shared-Defined     1           200,000
WALKING COMPANY HOLDINGS, INC
   *(THE) CMN                    COM  932036106    111,000     20,000   SH          Shared-Defined     1            20,000
W.P. STEWART & COMPANY, INC.
   CMN                           COM  G84922106    581,000    382,000   SH          Shared-Defined     1           382,000